Related Party Transactions - Schedule of significant related party transactions, lease liabilities outstanding balance and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding balance:
Less: current portion (shown as ‘current lease liabilities’)	$ (402)	$ (481)
Total lease liabilities	510	868
Interest expense on lease liabilities	18	15	$ 8
CyberLink
Outstanding balance:
Total lease liabilities	202	381
Less: current portion (shown as ‘current lease liabilities’)	(189)	(238)
Total lease liabilities	13	143
Interest expense on lease liabilities	6	6	5
ClinJeff
Outstanding balance:
Interest expense on lease liabilities	1	0	0
Total for all related parties
Outstanding balance:
Interest expense on lease liabilities	$ 7	$ 6	$ 5